UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/28/11

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FORM N-Q

Item 1.                        Schedule of Investments.

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STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Money Market Fund

February 28, 2011 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)		Value ($)
New York--96.1%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; RBS
Citizens NA)		0.43	3/7/11	3,265,000	a	3,265,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)		0.31	3/7/11	2,545,000	a	2,545,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)		0.50	3/1/11	1,510,000	a	1,510,000
Babylon,
GO Notes, BAN		1.50	4/15/11	1,600,000		1,602,077
Belfast Central School District,
GO Notes, BAN		1.75	5/17/11	1,800,000		1,802,436
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)		0.36	3/7/11	1,285,000	a	1,285,000
Elmira City School District,
GO Notes, BAN		1.50	6/30/11	2,900,000		2,903,326
Evans,
GO Notes, BAN		1.25	10/6/11	1,000,000		1,001,182
Forestville Central School
District, GO Notes, BAN		2.00	7/14/11	1,507,997		1,512,792
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)		0.45	3/7/11	1,140,000	a	1,140,000
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)		0.25	3/7/11	1,300,000	a,b	1,300,000
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)		0.33	3/7/11	300,000	a	300,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)		0.21	3/1/11	1,700,000	a	1,700,000
Metropolitan Transportation

Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.37	3/7/11	8,225,000	a	8,225,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.31	3/7/11	6,460,000	a	6,460,000
Monroe County Industrial
Development Agency, Revenue
(Collegiate Housing Foundation
- Rochester, L.L.C. -
Rochester Institute of
Technology Project) (LOC;
Wells Fargo Bank)	0.27	3/7/11	7,295,000	a	7,295,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Trust)	0.33	3/7/11	2,555,000	a	2,555,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.26	3/7/11	3,095,000	a	3,095,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC; TD
Bank)	0.33	3/7/11	1,240,000	a	1,240,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.23	3/1/11	9,300,000	a	9,300,000
New York City,
GO Notes (LOC; Bank of America)	0.21	3/1/11	5,050,000	a	5,050,000
New York City,
GO Notes (LOC; Bank of America)	0.28	3/7/11	4,900,000	a	4,900,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	3/1/11	1,500,000	a	1,500,000
New York City,
GO Notes (LOC; Union Bank NA)	0.25	3/7/11	5,300,000	a	5,300,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.24	3/7/11	11,400,000	a	11,400,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.26	3/7/11	3,600,000	a	3,600,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(LOC; Bank of America)	0.32	3/7/11	1,000,000	a	1,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)

(Village Center for Care)
(LOC; Bank of America)	0.32	3/7/11	1,500,000	a	1,500,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.28	3/7/11	3,600,000	a,b	3,600,000
New York City Housing Development
Corporation, MFMR (Queens
Family Courthouse Apartments)
(LOC; Citibank NA)	0.28	3/7/11	2,400,000	a	2,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.29	3/7/11	3,300,000	a	3,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.25	3/7/11	5,095,000	a	5,095,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T
Trust)	0.34	3/7/11	1,530,000	a	1,530,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children's School
Project) (LOC; Wells Fargo
Bank)	0.29	3/7/11	1,700,000	a	1,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Trust)	0.44	3/7/11	850,000	a	850,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.00	6/15/11	1,000,000		1,010,484
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.21	3/1/11	1,510,000	a	1,510,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.23	3/1/11	1,300,000	a	1,300,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	8/4/11	9,000,000		9,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC; Landesbank

Hessen-Thuringen Girozentrale)	0.29	3/7/11	6,000,000	a	6,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.28	3/7/11	6,000,000	a	6,000,000
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC; FHLB)	0.26	3/7/11	6,900,000	a	6,900,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.26	3/7/11	8,400,000	a	8,400,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)
(Liquidity Facility; Citibank
NA)	0.26	3/7/11	3,000,000	a,b	3,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.27	3/7/11	3,000,000	a	3,000,000
New York State Thruway Authority,
General Revenue, BAN	3.00	7/15/11	2,975,000		2,999,464
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	300,000		303,494
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Liquidity Facility; Dexia
Credit Locale)	0.31	3/7/11	1,005,000	a	1,005,000
Olean,
GO Notes, BAN	1.50	8/11/11	2,000,000		2,001,711
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint
Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.24	3/7/11	3,050,000	a	3,050,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; FHLB)	0.44	3/7/11	3,170,000	a	3,170,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Trust)	0.36	3/7/11	2,335,000	a	2,335,000
Port Authority of New York and New
Jersey, Equipment Notes	0.32	3/7/11	2,800,000	a	2,800,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.23	3/1/11	3,540,000	a	3,540,000

Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College Project) (LOC; TD Bank)	0.26	3/7/11	2,870,000	a	2,870,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.36	3/7/11	2,100,000	a	2,100,000
Sag Harbor Union Free School
District, GO Notes, TAN	1.50	6/23/11	1,700,000		1,702,096
Schenectady,
GO Notes, BAN	1.50	5/20/11	5,600,000		5,603,016
Springs Union Free School
District, GO Notes, TAN	1.50	6/30/11	1,100,000		1,103,271
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.29	3/7/11	2,530,000	a	2,530,000
Sullivan County,
GO Notes, BAN	1.50	3/10/11	2,590,000		2,590,444
Sullivan County,
GO Notes, TAN	1.00	3/10/11	1,900,000		1,900,235
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Trust)	0.33	3/7/11	2,000,000	a	2,000,000
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	2,800,000		2,807,397
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithaca
College Project) (LOC; HSBC
Bank USA)	0.24	3/7/11	7,790,000	a	7,790,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca,
Inc. Project) (LOC; Wells
Fargo Bank)	0.30	3/7/11	4,895,000	a	4,895,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wells Fargo Bank)	0.29	3/7/11	2,880,000	a	2,880,000

U.S. Related--3.8%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	3/7/11	2,250,000	a,b	2,250,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.27	3/7/11	3,500,000	a,b	3,500,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico

Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.37	3/7/11	3,020,000a,b	3,020,000

Total Investments (cost $229,628,425)			99.9%	229,628,425
Cash and Receivables (Net)			.1%	154,992
Net Assets			100.0%	229,783,417

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities amounted to $16,670,000 or 7.3% of net assets.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	229,628,425
Level 3 - Significant Unobservable Inputs	-
Total	229,628,425

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

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